Related-party Transactions	12 Months Ended
Dec. 31, 2022
Related-party Transactions
Related-party Transactions

Note 26. Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship
Viewsil Microelectronics (Kunshan) Limited (Viewsil)	Associates
Viewsil Technology Limited (VST)	Associates
Ganzin Technology Corp.	Associates
Prilit Optronics, Inc.(1)	Associates
Iris Optronics Co., Ltd.	Associates
Cheng Mei Materials Technology Corporation (CMMT)(2)	Other related parties
Ningbo Cheng Mei Materials Technology Co., Ltd.(2)	Other related parties

Note 1: It became equity method investee of the Company in October 2022.

Note 2: It became related parties from acquisition date of CMVT, October 30, 2020.

(b)	Significant transactions with related parties
(i)	Sales and accounts receivable

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Sales of goods
Other related parties	$—	125	215

	December 31,
	2021	2022

	(in thousands)
Accounts receivable
Other related parties	$71	36

(ii)	Purchase and accounts payable

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Purchase of raw materials
CMMT	$663	3,469	1,079
Other related parties	26	63	—
	$689	3,532	1,079

	December 31,
	2021	2022

	(in thousands)
Accounts payable
CMMT	$233	263
Other related parties	32	—
	$265	263

(iii)

The Company made an interest-free loan of $1,200 thousand and $1,200 thousand as of December 31, 2021 and 2022, respectively, to VST for its short-term funding needs. The loan is repayable on demand and the Company expects it will be repaid in full during 2023. The Company may consider providing further future loans to VST.

(iv)	Others

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Revenue from miscellaneous service
Associates	$—	63	181
Other related parties	—	3	9
	$—	66	190

Technical service fee
Viewsil	$1,400	1,400	1,050

Miscellaneous fee
CMMT	$84	791	496
Associates	—	4	—
	$84	795	496

	December 31,
	2021	2022

	(in thousands)
Other receivable
Associates	$14	24
Other related parties	3	—
	$17	24

Other payable
Viewsil	$1,400	2,450
Other related parties	241	118
	$1,641	2,568

(c)	Compensation of key management personnel

For the years ended December 31, 2021 and 2022, the aggregate cash compensation that the Company paid to the independent directors was $150 thousand and $150 thousand, respectively. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Short-term employee benefits	$884	1,068	1,721
Post-employment benefits	9	12	11
Share-based compensation	41	671	363
	$934	1,751	2,095